NATURE OF BUSINESS (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Nature Of Business
State of incorporation	Florida	Florida
Date of incorporation	Apr. 21, 2011	Apr. 21, 2011